Other disclosures (Tables)	12 Months Ended
Dec. 31, 2022
Other disclosures
The breakdown by maturity of the balances of certain items in the consolidated balance sheets

The breakdown by maturity of the balances of certain items in the consolidated balance sheets as of December 31, 2021, is as follows:

	12/31/2021
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Cash and balances with the Central Bank	26,360	12,735	—	—	—	—	23,978	63,073
Financial assets at fair value through profit or loss
Debt instruments	—	4,197	31,192	25,550	34,552	8,355	7,129	110,975
Equity instruments	—	—	—	—	—	—	2,764	2,764
Trading derivatives	147	2,989	6,963	14,418	48,131	36,729	70,013	179,390
Loans and advances to credit institutions - Reverse repurchase agreements	—	58,486	—	—	—	—	—	58,486
Loans and advances to customers - Reverse repurchase agreements	—	10,000	—	—	—	—	—	10,000
Financial assets at fair value through other comprehensive income
Loans and advances to customers	—	450	900	2,706	—	—	—	4,056
Debt instruments	—	74,851	40,537	2,757	110,173	110,586	52,070	390,974
Equity instruments	—	—	—	—	—	192	607	799
Financial assets at amortized cost
Loans and advances to credit institutions	19,403	17,089	—	—	—	—	—	36,492
Loans and advances to customers	12,538	50,092	85,708	176,794	173,148	78,773	159,944	736,997
Debt instruments	—	—	—	1,774	—	7,788	2,057	11,619
Hedging derivatives	125	—	—	4,753	1,803	4,553	14	11,248
	58,573	230,889	165,300	228,752	367,807	246,976	318,576	1,616,873
Liabilities:
Financial liabilities at fair value through profit or loss
Trading derivatives	69	1,228	5,944	15,189	51,478	34,068	68,702	176,678
Short positions	—	19,554	—	—	—	—	—	19,554
Deposits from the Central Bank	—	23,002	—	—	—	—	—	23,002
Deposits from credit institutions	—	17,846	—	—	—	—	—	17,846
Customer deposits	—	114,078	—	—	—	—	—	114,078
Marketable debt securities	—	—	66	119	—	74	—	259
Financial liabilities at amortized cost
Deposits from the Central Bank	—	78,312	8,203	101	—	—	—	86,616
Deposits from credit institutions	39,213	38,874	1,523	2,406	15	22	1,286	83,339
Customer deposits	541,585	153,372	20,416	52,728	3,669	4,558	1,558	777,886
Marketable debt securities	—	14,355	2,049	29,009		49,510	6,500	101,423
Subordinated liabilities	—	10,254	—	397	—	—	40,992	51,643
Other financial liabilities	10,571	3,690	104	2,692	177	4	—	17,238
Hedging derivatives	1	—	—	38	1,096	2,700	4,327	8,162
	591,439	474,565	38,305	102,679	56,435	90,936	123,365	1,477,724
Difference (assets less liabilities)	(532,866)	(243,676)	126,995	126,073	311,372	156,040	195,211	139,149

The breakdown by maturity of the balances of certain items in the consolidated balance sheets as of December 31, 2022, is as follows:

	12/31/2022
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Assets:
Cash and balances with the Central Bank	37,543	11,294	—	—	—	—	23,978	72,815
Financial assets at fair value through profit or loss
Debt instruments	—	7,009	20,031	34,030	51,027	8,255	9,897	130,249
Equity instruments	—	—	—	—	—	—	4,063	4,063
Trading derivatives	331	2,475	7,417	27,459	67,736	51,662	71,736	228,816
Loans and advances to credit institutions - Reverse repurchase agreements	—	93,267	—	9,385	—	—	—	102,652
Loans and advances to customers - Reverse repurchase agreements	—	19,207	—	—	—	—	—	19,207
Financial assets at fair value through other comprehensive income
Loans and advances to customers	—	95	188	594	38	31	—	946
Debt instruments	—	9,443	65,891	5,391	83,423	117,274	32,484	313,906
Equity instruments	—	—	—	—	—	110	587	697
Financial assets at amortized cost
Loans and advances to credit institutions	—	40,400	—	—	—	—	—	40,400
Loans and advances to customers	4,034	52,944	108,526	186,273	205,255	83,851	156,833	797,716
Debt instruments	—	—	—	—	16,537	4,038	1,666	22,241
Hedging derivatives	1,502	47	164	171	3,584	3,638	1,075	10,181
	43,410	236,181	202,217	263,303	427,600	268,859	302,319	1,743,889
Liabilities:
Financial liabilities at fair value through profit or loss
Trading derivatives	623	3,488	7,182	28,935	65,112	51,958	73,890	231,188
Short positions	—	28,762	—	—	—	—	—	28,762
Deposits from Central Bank – Repurchase agreements	—	31,055	—	—	—	—	—	31,055
Deposits from credit institutions – Repurchase agreements	—	22,818	—	—	—	—	—	22,818
Customer deposits – Repurchase agreements	—	114,308	5,461	—	—	—	—	119,769
Marketable debt securities	—	10	112	249	77	72	—	520
Financial liabilities at amortized cost
Deposits from Central Bank	—	89,753	—	—	—	—	—	89,753
Deposits from credit institutions	26,523	29,036	1,455	2,159	5,009	123	1,049	65,354
Deposits from credit institutions - Repurchase agreements	—	9,003	—	—	—	—	—	9,003
Customer deposits	538,955	138,171	21,437	74,859	4,038	3,271	876	781,607
Customer deposits - Repurchase agreements	—	26,912	10	—	—	—	—	26,922
Marketable debt securities	—	23,933	11,202	30,217	37,682	22,278	9,081	134,393
Subordinated liabilities	—	—	—	366	—	—	39,018	39,384
Other financial liabilities	—	14,741	2,507	2,050	175	—	—	19,473
Hedging derivatives	—	—	—	306	2,143	1,097	915	4,461
	566,101	531,990	49,366	139,141	114,236	78,799	124,829	1,604,462
Difference (assets less liabilities)	(522,691)	(295,809)	152,851	124,162	313,364	190,060	177,490	139,427

The detail of the undiscounted contractual maturities of the existing financial liabilities at amortized cost

The detail of the undiscounted contractual maturities of the existing financial liabilities at amortized cost as of December 31, 2021, is as follows:

	12/31/2021
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Financial liabilities at amortized cost:
Deposits from the Central Bank	—	78,399	8,228	102	—	—	—	86,729
Deposits from credit institutions	39,213	39,039	1,589	2,595	150	155	2,136	84,877
Customer deposits	541,585	154,195	21,356	55,574	4,657	5,178	2,190	784,735
Marketable debt securities	—	14,742	3,043	32,892	5,116	54,626	7,984	118,403
Subordinated liabilities	—	10,463	417	2,275	5,007	5,007	55,095	78,264
Other financial liabilities	10,436	3,689	995	1,753	365	—	—	17,238
	591,234	300,527	35,628	95,191	15,295	64,966	67,405	1,170,246

The detail of the undiscounted contractual maturities of the existing financial liabilities at amortized cost as of December 31, 2022, is as follows:

	12/31/2022
		Less					More
	On	than 1	1 to 3	3 to 12	1 to 3	3 to 5	than 5
	Demand	Month	Months	Months	Years	Years	Years	Total

Financial liabilities at amortized cost:
Deposits from the Central Bank	—	89,863	—	—	—	—	—	89,863
Deposits from credit institutions	26,523	38,267	1,621	2,722	5,845	282	1,970	77,230
Customer deposits	538,955	166,428	23,128	80,235	5,140	3,831	1,350	819,067
Marketable debt securities	—	24,396	12,343	34,317	43,387	24,869	10,957	150,269
Subordinated liabilities	—	191	382	2,085	4,586	4,586	51,991	63,821
Other financial liabilities	—	14,741	2,507	2,050	175	—	—	19,473
	565,478	333,886	39,981	121,409	59,133	33,568	66,268	1,219,723

The breakdown of the main foreign currency balances in the consolidated balance sheet based on the nature of the related items

	Equivalent Value in Millions of Pesos
	12/31/2021		12/31/2022
	Assets	Liabilities	Assets	Liabilities

Cash and balances with the Central Bank	3,727	—	3,307	—
Debt instruments (Note 8)	202,775	—	122,692	—
Loans and advances to credit institutions (Note 7)	28,594	—	55,696	—
Loans and advances to customers	78,504	—	81,477	—
Other assets	387	—	159	—
Marketable debt securities (Note 21)	—	56,995	—	35,724
Subordinated liabilities	—	51,654	—	39,389
Derivatives	—	73,858	—	52,890
Deposits from Central Bank	—	—	—	—
Deposits from credit institutions (Note 19)	—	33,467	—	30,933
Customer deposits (Note 20)	—	92,987	—	94,975
Other financial liabilities	—	1,057	—	2,543
Other liabilities	—	3,184	—	5,060

Schedule of Financial assets measured at other than fair value

As of December 31, 2021:

				Total fair	Total
Assets	Level 1	Level 2	Level 3	values	carrying amount

Financial assets at amortized cost:
Loans and advances to credit institutions (Note 7)	—	16,551	19,842	36,393	36,492
Loans and advances to customers (Note 11)	—	191	738,646	738,837	736,997
Debt instruments (unlisted) (Note 8)	—	11,619	—	11,619	11,619

As of December 31, 2022:

				Total fair	Total
Assets	Level 1	Level 2	Level 3	values	carrying amount

Financial assets at amortized cost:
Loans and advances to credit institutions (Note 7)	—	17,971	22,839	40,810	40,400
Loans and advances to customers (Note 11)	—	320	770,130	770,450	797,716
Debt instruments (unlisted) (Note 8)	12,248	10,010	—	22,258	22,241

Schedule of Financial liabilities measured at other than fair value

As of December 31, 2021:

				Total fair	Total
Liabilities	Level 1	Level 2	Level 3	values	carrying amount

Financial liabilities at amortized cost:
Deposits from the Central Bank - Repurchase agreements (Note 19)	—	86,608	—	86,608	86,616
Deposits from credit institutions (Note 19)	—	26,892	51,337	78,229	78,182
Deposits from credit institutions - Repurchase agreements (Note 19)	—	5,156	—	5,156	5,157
Customer deposits (Note 20)	—	52,566	706,455	759,021	760,325
Customer deposits - Repurchase agreements (Note 20)	—	17,559	—	17,559	17,561
Marketable debt securities (Note 21)	104,582	—	—	104,582	101,423
Subordinated liabilities (Note 22)	38,911	14,375	—	53,286	51,643
Other financial liabilities (Note 23)	—	9,841	7,359	17,200	17,238

As of December 31, 2022:

				Total fair	Total
Liabilities	Level 1	Level 2	Level 3	values	carrying amount

Financial liabilities at amortized cost:
Deposits from the Central Bank - Repurchase agreements (Note 19)	—	89,751	—	89,751	89,753
Deposits from credit institutions (Note 19)	—	24,633	39,884	64,517	65,354
Deposits from credit institutions - Repurchase agreements (Note 19)	—	9,003	—	9,003	9,003
Customer deposits (Note 20)	—	62,041	718,445	780,486	781,607
Customer deposits - Repurchase agreements (Note 20)	—	26,922	—	26,922	26,922
Marketable debt securities (Note 21)	133,229	—	—	133,229	134,393
Subordinated liabilities (Note 22)	25,655	13,905	—	39,560	39,384
Other financial liabilities (Note 23)	—	10,891	8,575	19,466	19,473